Borrowing and Credit Agreements - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt principal	$ 27,726	$ 27,694
Debt premiums	33	39
Debt discounts and deferred financing costs	(228)	(269)
Long-term debt, net of premiums, discounts and deferred costs	27,531	27,464
Short-term debt (commercial paper)	(1,874)	0
Current portion of long-term debt	(42)	(1,197)
Long-term debt	25,615	26,267
1.2% senior notes due 2016
Debt Instrument [Line Items]
Total debt principal	0	$ 750
Interest rate, stated percentage		1.20%
6.125% senior notes due 2016
Debt Instrument [Line Items]
Total debt principal	0	$ 421
Interest rate, stated percentage		6.125%
5.75% senior notes due 2017
Debt Instrument [Line Items]
Total debt principal	0	$ 1,080
Interest rate, stated percentage		5.75%
1.9% senior notes due 2018
Debt Instrument [Line Items]
Total debt principal	$ 2,250	$ 2,250
Interest rate, stated percentage	1.90%
2.25% senior notes due 2018
Debt Instrument [Line Items]
Total debt principal	$ 1,250	1,250
Interest rate, stated percentage	2.25%
2.25% senior notes due 2019
Debt Instrument [Line Items]
Total debt principal	$ 850	850
Interest rate, stated percentage	2.25%
6.6% senior notes due 2019
Debt Instrument [Line Items]
Total debt principal	$ 0	$ 394
Interest rate, stated percentage		6.60%
2.8% senior notes due 2020
Debt Instrument [Line Items]
Total debt principal	$ 2,750	$ 2,750
Interest rate, stated percentage	2.80%
4.75% senior notes due 2020
Debt Instrument [Line Items]
Total debt principal	$ 0	$ 450
Interest rate, stated percentage		4.75%
2.125% senior notes due 2021
Debt Instrument [Line Items]
Total debt principal	$ 1,750	$ 0
Interest rate, stated percentage	2.125%
4.125% senior notes due 2021
Debt Instrument [Line Items]
Total debt principal	$ 550	550
Interest rate, stated percentage	4.125%
2.75% senior notes due 2022
Debt Instrument [Line Items]
Total debt principal	$ 1,250	1,250
Interest rate, stated percentage	2.75%
3.5% senior notes due 2022
Debt Instrument [Line Items]
Total debt principal	$ 1,500	1,500
Interest rate, stated percentage	3.50%
4.75% senior notes due 2022
Debt Instrument [Line Items]
Total debt principal	$ 399	400
Interest rate, stated percentage	4.75%
4% senior notes due 2023
Debt Instrument [Line Items]
Total debt principal	$ 1,250	1,250
Interest rate, stated percentage	4.00%
3.375% senior notes due 2024
Debt Instrument [Line Items]
Total debt principal	$ 650	650
Interest rate, stated percentage	3.375%
5% senior notes due 2024
Debt Instrument [Line Items]
Total debt principal	$ 299	300
Interest rate, stated percentage	5.00%
3.875% senior notes due 2025
Debt Instrument [Line Items]
Total debt principal	$ 2,828	3,000
Interest rate, stated percentage	3.875%
2.875% senior notes due 2026
Debt Instrument [Line Items]
Total debt principal	$ 1,750	0
Interest rate, stated percentage	2.875%
6.25% senior notes due 2027
Debt Instrument [Line Items]
Total debt principal	$ 372	453
Interest rate, stated percentage	6.25%
3.25% senior exchange debentures due 2035
Debt Instrument [Line Items]
Total debt principal	$ 1	5
Interest rate, stated percentage	3.25%
4.875% senior notes due 2035
Debt Instrument [Line Items]
Total debt principal	$ 652	2,000
Interest rate, stated percentage	4.875%
6.125% senior notes due 2039
Debt Instrument [Line Items]
Total debt principal	$ 447	734
Interest rate, stated percentage	6.125%
5.75% senior notes due 2041
Debt Instrument [Line Items]
Total debt principal	$ 133	493
Interest rate, stated percentage	5.75%
5.3% senior notes due 2043
Debt Instrument [Line Items]
Total debt principal	$ 750	750
Interest rate, stated percentage	5.30%
5.125% senior notes due 2045
Debt Instrument [Line Items]
Total debt principal	$ 3,500	3,500
Interest rate, stated percentage	5.125%
Capital lease obligations
Debt Instrument [Line Items]
Total debt principal	$ 648	644
Other
Debt Instrument [Line Items]
Total debt principal	23	20
Commercial paper
Debt Instrument [Line Items]
Total debt principal	$ 1,874	$ 0